LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
Schedule of Lease-Related Assets and Liabilities
a.	The following table summarizes the Company’s lease-related assets and liabilities recorded on the consolidated balance sheet:

	Classification	December 31, 2023	December 31, 2022
Assets:

Operating lease assets (*)	Operating lease right-of-use assets	$120,156	$144,098

Total lease assets		$120,156	$144,098

Liabilities:

Current lease liabilities	Accrued expenses and other liabilities	23,932	22,741
Long-term lease liabilities	Long-term operating lease liabilities	114,146	124,353

Total lease liabilities		$138,078	$147,094

(*) Following the closure of Sdot Yam plant, the Company evaluated it's right of use asset resulted from non-cancelable lease agreement effective through 2032. Based on future estimated sublease the Company recorded an impairment of $16,575 during 2023.

Lease term and discount rate:	December 31, 2023	December 31, 2022

Weighted-average remaining lease term — operating leases	7.29 years	7.92 years
Weighted-average discount rate — operating leases	2.74%	2.47%

Schedule of Components of Operating Lease Cost

	December 31, 2023	December 31, 2022
Operating lease cost:

Operating lease expense	$28,771	$27,583
Variable lease expense (*)	1,113	2,123
Sublease income	(477)	(999)

Total operating lease cost	$29,407	$28,707

(*)	Includes short-term leases, index, maintenance and variable lease costs.

Schedule of Operating Lease Liabilities
December 31,

2024	25,963
2025	23,534
2026	21,206
2027	17,816
2028	14,997
2029 and thereafter	47,780

Total future lease payments (*)	151,296
Less imputed interest	(13,218)

Total	$138,078

(*)	Total lease payments have not been reduced by sublease rental payments of approximately $326 due in the future under non-cancelable subleases.

Schedule of Supplemental Cash Flow Information
	December 31, 2023	December 31, 2022
Cash paid for amounts included in measurement of lease liabilities:

Operating cash flows for operating leases	$27,471	$26,003